Estimated Future Gross Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Japanese plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2013	¥ 41,507
2014	43,347
2015	43,869
2016	45,670
2017	47,541
2018-2022	272,262
Foreign plans
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
2013	9,483
2014	10,627
2015	12,132
2016	13,662
2017	15,808
2018-2022	¥ 122,344